UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY           November 14, 2011
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:          37
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Form 13F Information Table Value Total:     434,989
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.
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                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
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

ALLIANCE BANCORP PA NEW      COM           01890A108      4,680      450,030    SH           SOLE        N/A           450,030
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ASML HOLDING N V             NY REG SHS    N07059186     41,253    1,194,350    SH           SOLE        N/A         1,194,350
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BANK OF AMERICA CORP         *W EXP
                             01/16/2019    060505146     15,284    5,639,776    SH           SOLE        N/A         5,639,776
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BANK OF AMERICA CORP         COM           060505954      6,120    1,000,000         PUT     SOLE        N/A         1,000,000
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CAMCO FINL CORP              COM           132618109        842      713,088    SH           SOLE        N/A           713,088
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CON-WAY INC                  COM           205944101     15,420      696,789    SH           SOLE        N/A           696,789
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ENSCO PLC                    SPONSORED ADR 29358Q109     31,417      777,075    SH           SOLE        N/A           777,075
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ENSCO PLC                    COM           29358Q909     6,065       150,000         CALL    SOLE        N/A           150,000
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FAIRPOINT COMM. INC.         COM NEW       305560302       451       104,800    SH           SOLE        N/A           104,800
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FEDFIRST FINL CORP NEW       COM           31429C101       224        16,555    SH           SOLE        N/A            16,555
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FIRST CONN BANCRP INC MD     COM           319850103       234        20,700    SH           SOLE        N/A            20,700
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FRANKLIN FINL CORP VA        COM           35353C102     7,507       680,000    SH           SOLE        N/A           680,000
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GOLDMAN SACHS GRP INC        COM           38141G954     6,912        73,100         PUT     OLE         N/A            73,100
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GROUP 1 AUTOMOTIVE INC       COM           398905109    22,754       640,065    SH           SOLE        N/A           640,065
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HERITAGE FINL GROUP INC      COM           42726X102     5,611       540,000    SH           SOLE        N/A           540,000
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HOME BANCORP INC             COM           43689E107    11,078       765,060    SH           SOLE        N/A           765,060
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HOME FED BANCORP INC MD      COM           43710G105    12,282     1,570,547    SH           SOLE        N/A         1,570,547
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HOME FED BANCORP LA NEW      COM           43708L108       851        65,471    SH           SOLE        N/A            65,471
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HUNTINGTON INGALLS INDS      COM           446413906    22,945       943,071    SH           SOLE        N/A           943,071
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IF BANCORP INC               COM           44951J105     1,229       111,227    SH           SOLE        N/A           111,227
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KAISER FED FINL GROUP INC    COM           483056107     5,446       461,922    SH           SOLE        N/A           461,922
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LILLY ELI & CO               COM           532457908    22,182       600,000         CALL    SOLE        N/A           600,000
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LOUISIANA BANCORP NEW        COM           54619P104       977        61,697    SH           SOLE        N/A            61,697
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NAUGATUCK VY FINL  MD        COM           63906P107       461        60,471    SH           SOLE        N/A            60,471
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NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N103    38,656     1,317,055    SH           SOLE        N/A         1,317,055
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NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N903     2,882        98,200         CALL    SOLE        N/A            98,200
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PFIZER INC                   COM           717081103    36,522     2,065,748    SH           SOLE        N/A         2,065,748
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REGIONS FINL. CORP NEW       COM           7591EP100    24,524     7,364,611    SH           SOLE        N/A         7,364,611
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RESEARCH IN MOTION LTD       COM           760975902     5,684       280,000         CALL    SOLE        N/A           280,000
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SANOFI                       SPONSORED ADR 80105N105    35,623     1,086,063    SH           SOLE        N/A         1,086,063
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SANOFI                       RIGHT
                             12/31/2020    80105N113       875       825,000    SH           SOLE        N/A           825,000
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SP BANCORP INC               COM           78468K106     1,426       132,609    SH           SOLE        N/A           132,609
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WABCO HLDGS INC              COM           92927K102     9,465       250,000    SH           SOLE        N/A           250,000
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WABCO HLDGS INC              COM           92927K952     9,465       250,000         PUT     SOLE        N/A           250,000
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WELLS FARGO & CO NEW         *W EXP
                             10/28/2018    949746119    24,209     3,143,984   SH            SOLE        N/A         3,143,984
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WOLVERINE BANCORP INC        COM           977880103     1,821       130,092   SH            SOLE        N/A           130,092
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ZOGENIX INC                  COM           98978L105     1,612       880,954   SH            SOLE        N/A           880,954
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